Convertible Notes	12 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Convertible Notes

NOTE 6 – CONVERTIBLE NOTES

Convertible notes at June 30, 2018 and 2017 were as follows:

	June 30, 2018	June 30, 2017
Convertible notes and debenture	$3,096,935	$2,863,271
Unamortized discounts	(277,733)	(445,594)
Accrued interest	148,930	86,334
Premium, net	1,731,167	975,834
Convertible notes, net	$4,699,299	$3,479,845

May 2015 Securities Purchase Agreement

On May 19, 2015, the Company entered into a Securities Purchase Agreement with a third-party lender (the “SPA”). Pursuant to the SPA, on the date of the agreement the Company issued convertible promissory notes to the lender in return for cash. The Company also issued nine convertible promissory notes in the principal amount of $782,500 (the “Back-End Notes”) in exchange for promissory notes from the lender in the same principal amount. The lender could not convert the Back-End Notes until it had redeemed its notes for cash.

On July 14, 2015, the lender redeemed three of its promissory notes totaling $352,500 and three of the Back-End Notes of the same principal amount it received from the Company automatically became convertible.

On October 14 and October 15, 2015, the lender redeemed the remaining six of its promissory notes totaling $430,000 and the corresponding six remaining Back-End Notes of the same principal amount became convertible.

Through June 30, 2016, the lender converted $620,000 in principal of the Back-End Notes into an equivalent amount of shares of the Company’s common stock. From June 30, 2016 through June 30, 2017, the remaining $162,500 in principal of the Back-End notes along with $15,091 in accrued interest was converted into 137,348 shares of the Company’s common stock (See Note 8 – Stockholders’ Deficit). As of June 30, 2017, these Back-End Notes have been fully converted.

Delafield Financing Agreements

Initial Securities Purchase Agreement and Debenture

On October 28, 2015, the Company entered into a securities purchase agreement with Delafield Investments Limited (the “Purchaser” or “Delafield”), whereby the Purchaser purchased a $4,000,000 5% convertible debenture in the principal amount of $4,350,000 from the Company. Additionally, Delafield received 4-year warrants to purchase an aggregate of 104,762 shares of the Company’s common stock with an exercise price of $3.00 per share. As of June 30, 2017, the principal balance of the convertible debenture was $720,271 and the related derivative liability associated with the convertible debenture was $252,303. During the year ended June 30, 2018, the Company converted $380,090 in principal and $8,250 in accrued interest under the debenture into shares of the Company’s common stock (see Note 8 – Stockholders’ Deficit). On January 2, 2018, the Company repaid the remaining principal balance of $340,181, the derivative liability was revalued, and the Company recorded $199,339 to gain on debt extinguishment.

Additional Debenture

On September 13, 2016, the Company entered into an Additional Issuance Agreement (“Additional Debenture”) with the Purchaser whereby the Purchaser loaned an additional $150,000 to the Company in exchange for a 5% Original Issue Discount Senior Secured Convertible Debenture of the Company in the principal amount of $165,000. As of June 30, 2017, the Company recorded accrued interest of $8,250 and had a principal balance of $165,000 outstanding under the Additional Debenture. Additional at June 30, 2017, the derivative liability related to the Additional Debenture was $54,727. At June 30, 2018, all $165,000 in outstanding principal under the Additional Debenture along with $8,250 of accrued interest was fully converted into shares of the Company’s common stock (see Note 8 – Stockholders’ Deficit).

December 2016 Letter Agreement

On December 2, 2016, the Company entered into a Letter Agreement with the Purchaser pursuant to which the parties agreed to cancel the warrants to purchase up to 960,000 shares of the Company’s common stock issued to the Purchaser as of such date in exchange for an 8% convertible redeemable promissory note in the principal amount of $150,000. As of June 30, 2017, the Company recorded accrued interest of $6,937 and had a principal balance of $150,000 outstanding. On January 2, 2018, the Company repaid the remaining principal balance of $150,000 and accrued interest of $16,899. In connection with the Letter Agreement, the Company issued the Purchaser a 2-year common stock purchase warrants to purchase 104,000 shares of Company’s common stock at an exercise price of $12.50 per share.

Eagle Equities Finance Agreements

October 31, 2016 Securities Purchase Agreement

On October 31, 2016, the Company entered into a Securities Purchase Agreement with Eagle Equities, LLC (“Eagle Equities”), pursuant to which Eagle Equities purchased two 8% convertible redeemable junior subordinated promissory notes, each in the principal amount of $100,000. The first note (the “October 2016 Eagle Note”) was funded with cash and the second note (the “October 2016 Eagle Back-End Note”) was initially paid for by an offsetting promissory note issued by Eagle Equities to the Company (the “October 2016 Eagle Note Receivable”). The terms of the October 2016 Eagle Back-End Note require cash funding prior to any conversion thereunder. The October 2016 Eagle Note Receivable was due June 30, 2017, unless certain conditions were not met, in which case both the October 2016 Eagle Back-End Note and the October 2016 Eagle Note Receivable may have both been cancelled. Both the October 2016 Eagle Note and the October 2016 Eagle Back-End Note had a maturity date one year from the date of issuance upon which any outstanding principal and interest was due and payable. The amounts cash funded plus accrued interest under both the October 2016 Eagle Note and the October 2016 Eagle Back-End Note are convertible into common stock at a conversion price equal to 60% of the lowest closing bid price of the Company’s common stock for the ten trading days prior to the conversion, subject to adjustment in certain events. On April 11, 2017, the Company received payment of the October 2016 Eagle Note Receivable in the amount of $100,000 that offset the October 2016 Eagle Back-End Note. Proceeds from the October 2016 Eagle Note Receivable of $5,000 were paid directly to legal fees resulting in net cash proceeds of $95,000 received by the Company. As a result, the October 2016 Eagle Back-End Note is now convertible. The October 2016 Eagle Note and the October 2016 Eagle Back-End Note are treated as stock settled debt under ASC 480 and accordingly the Company recorded a put premium of $66,667 as each of the notes were funded. As of June 30, 2017, the outstanding principal under the October 2016 Eagle Note and the October 2016 Eagle Back-End Note along with $4,509 and $1,732, respectively, of accrued interest was fully converted (see Note 8 – Stockholders’ Deficit) and the repayments resulted in a full reduction of the put premiums.

December 12, 2016 Securities Purchase Agreement

On December 12, 2016, the Company entered into a Securities Purchase Agreement, with Eagle Equities, pursuant to which Eagle Equities purchased from the Company two 8% convertible redeemable junior subordinated promissory notes, each in the principal amount of $100,000. The first note (the “December 12 Eagle Note”) was funded with cash and the second note (the “December 12 Eagle Back-End Note”) was initially paid for by an offsetting promissory note issued by Eagle Equities to the Company (the “December 12 Eagle Note Receivable”). The terms of the December 12 Eagle Back-End Note require cash funding prior to any conversion thereunder. The December 12 Eagle Note Receivable was due December 12, 2017, unless certain conditions were not met, in which case both the December 12 Eagle Back-End Note and the December 12 Eagle Note Receivable may have both been cancelled. Both the December 12 Eagle Note and the December 12 Eagle Back-End Note had a maturity date one year from the date of issuance upon which any outstanding principal and interest is due and payable. The outstanding principal amounts plus accrued interest under both the December 12 Eagle Note and the December 12 Eagle Back-End Note are convertible into the Company’s common stock at a conversion price equal to 60% of the lowest closing bid price of the common stock for the ten trading days prior to the conversion, subject to adjustment in certain events. On April 11, 2017, the Company received payment of the December 12 Eagle Note Receivable in the amount of $100,000 that offset the December 12 Eagle Back-End Note. Proceeds from the December 12 Eagle Note Receivable of $5,000 were paid directly to legal fees resulting in net cash proceeds of $95,000 received by the Company. As a result, the December 12 Eagle Back-End Note is now convertible. The December 12 Eagle Note and the December 12 Eagle Back-End Note are treated as stock settled debt under ASC 480 and accordingly the Company recorded a put premium of $66,667 as each of the notes were funded. As of June 30, 2018, the outstanding principal under the December 12 Eagle Note along with $8,296 of accrued interest was fully converted into shares of the Company’s common stock (see Note 8 – Stockholders’ Deficit) and the repayment resulted in a full reduction of the put premium. The Company has recorded $9,775 of accrued interest on the December 12 Eagle Back-End Note as of June 30, 2018 and total principal outstanding on the December 12 Eagle Back-End Note as of June 30, 2018, was $100,000. The December 12 Eagle Back-End Note matured on December 12, 2017. The Company is currently in discussions with Eagle Equities to extend the maturity date.

The December 12 Eagle Back-End Note may not be prepaid by the Company.

Upon an event of default, principal and accrued interest will become immediately due and payable under the notes. Additionally, upon an event of default, both notes will accrue interest at a default interest rate of 24% per annum or the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

December 21, 2016 Securities Purchase Agreement

On December 21, 2016, the Company entered into a Securities Purchase Agreement with Eagle Equities pursuant to which Eagle Equities purchased two 8% convertible redeemable junior subordinated promissory notes, each in the principal amount of $157,500. The first note (the “December 21 Eagle Note”) was funded with cash and the second note (the “December 21 Eagle Back-End Note”) was initially paid for by an offsetting promissory note issued by Eagle Equities to the Company (the “December 21 Eagle Note Receivable”). The terms of the December 21 Eagle Back-End Note require cash funding prior to any conversion thereunder. The December 21 Eagle Note Receivable was due December 21, 2017, unless certain conditions were not met, in which case both the December 21 Eagle Back-End Note and the December 21 Eagle Note Receivable may have both been cancelled. Both the December 21 Eagle Note and the December 21 Eagle Back-End Note had a maturity date one year from the date of issuance upon which any outstanding principal and interest is due and payable. The outstanding principal amounts plus accrued interest under both the December 21 Eagle Note and the December 21 Eagle Back-End Note were convertible into shares of the Company’s common stock at a conversion price equal to 60% of the lowest closing bid price of the common stock for the ten trading days prior to the conversion, subject to adjustment in certain events. On May 4, 2017, the Company received payment of the December 21 Eagle Note Receivable in the amount of $157,500 that offset the December 21 Eagle Back-End Note. Proceeds from the December 21 Eagle Note Receivable of $7,500 were paid directly to legal fees resulting in net cash proceeds of $150,000 received by the Company. As a result, the December 21 Eagle Back-End Note then became convertible. The December 21 Eagle Note and the December 21 Eagle Back-End Note are treated as stock settled debt under ASC 480 and accordingly the Company recorded a put premium of $105,000 as each of the notes were funded. As of June 30, 2018, the outstanding principal under the December 21 Eagle Note and the December 21 Eagle Back-End Note along with $7,773 and $5,656, respectively, of accrued interest was fully converted (see Note 8 – Stockholders’ Deficit) and the repayments resulted in a full reduction of the put premiums.

January 27, 2017 Securities Purchase Agreement

On January 27, 2017, the Company entered into a Securities Purchase Agreement with Eagle Equities, pursuant to which Eagle Equities purchased two 8% convertible redeemable junior subordinated promissory notes, each in the principal amount of $230,000. The first note (the “January 2017 Eagle Note”) was funded with cash and the second note (the “January 2017 Eagle Back-End Note”) was initially paid for by an offsetting promissory note issued by Eagle Equities to the Company (the “January 2017 Eagle Note Receivable”). The terms of the January 2017 Eagle Back-End Note require cash funding prior to any conversion thereunder. The January 2017 Eagle Note Receivable was due September 27, 2017, unless certain conditions are not met, in which case both the January 2017 Eagle Back-End Note and the January 2017 Eagle Note Receivable may have both been cancelled. Both the January 2017 Eagle Note and the January 2017 Eagle Back-End Note have a maturity date one year from the date of issuance upon which any outstanding principal and interest is due and payable. The outstanding principal amounts plus accrued interest under both the January 2017 Eagle Note and the January 2017 Eagle Back-End Note are convertible into common stock of the Company at a conversion price equal to 60% of the lowest closing bid price of the common stock for the ten trading days prior to the conversion, subject to adjustment in certain events. On May 4, 2017, the Company received a partial payment of the January 2017 Note Receivable in the amount of $40,000 and on June 3, 2017 the balance of $190,000 was funded, of which $11,250 was paid directly to legal fees. As a result, the January 2017 Eagle Back-End Note then became convertible. The January 2017 Eagle Note and the January 2017 Eagle Back-End Note are treated as stock settled debt under ASC 480 and accordingly the Company is recording a put premium of $153,333 as each of the notes were funded. As of June 30, 2018, the outstanding principal under the January 2017 Eagle Note along with $14,988 of accrued interest was fully converted (see Note 8 – Stockholders’ Deficit) and the repayment resulted in a full reduction of the put premium. The Company has recorded $20,475 of accrued interest as of June 30, 2018 for the January 2017 Eagle Back-End and total principal outstanding under the January 2017 Eagle Back-End Note as of June 30, 2018 was $230,000. The January 2017 Eagle Back-End Note matured on January 27, 2018. The Company is currently in discussions with Eagle Equities to extend the maturity date.

The January 2017 Eagle Back-End Note may not be prepaid by the Company.

Upon an event of default, principal and accrued interest will become immediately due and payable under the notes. Additionally, upon an event of default, both notes will accrue interest at a default interest rate of 24% per annum or the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

March 1, 2017 Securities Purchase Agreement

On March 1, 2017, the Company entered into a Securities Purchase Agreement with Eagle Equities, pursuant to which Eagle Equities purchased two 8% convertible redeemable junior subordinated promissory notes, each in the principal amount of $220,500. The first note (the “March 2017 Eagle Note”) was funded with cash and the second note (the “March 2017 Eagle Back-End Note”) was initially paid for by an offsetting promissory note issued by Eagle Equities to the Company (the “March 2017 Eagle Note Receivable”). The terms of the March 2017 Eagle Back-End Note require cash funding prior to any conversion thereunder. Both the March 2017 Eagle Note and the March 2017 Eagle Back-End Note had a maturity date of March 1, 2018, upon which any outstanding principal and interest was due and payable. The outstanding principal amounts plus accrued interest under both the March 2017 Eagle Note and the March 2017 Eagle Back-End Note are convertible into shares of common stock, of the Company at a conversion price equal to 60% of the lowest closing bid price of the common stock for the ten trading days prior to the conversion, subject to adjustment in certain events. On July 5, 2017, the Company received payment of the March 2017 Eagle Note Receivable in the amount of $220,500 that offset the March 2017 Eagle Back-End Note. Proceeds from the March 2017 Eagle Note Receivable of $10,500 were paid directly to legal fees resulting in net cash proceeds of $210,000 received by the Company. As a result, the March 2017 Eagle Back-End Note then became now convertible. The March 2017 Eagle Note and the March 2017 Eagle Back-End Note are treated as stock settled debt under ASC 480 and accordingly the Company recorded a put premium of $147,000 as each of the notes were funded. As of June 30, 2018, the outstanding principal balance under the March 2017 Eagle Note along with $20,061 of accrued interest was fully converted (see Note 8 – Stockholders’ Deficit) and the repayment resulting in a full reduction of the put premium. The Company has recorded $17,447 of accrued interest as of June 30, 2018 for the March 2017 Eagle Back-End Note and total principal outstanding as of June 30, 2018 under the March 2017 Eagle Back-End Note was $220,500. The March 2017 Eagle Back-End Note matured on March 1, 2018. As of the date of the filing of this Annual Report, the March 2017 Eagle Back-End Note and accrued interest of $18,625 has been fully converted.

August 9, 2017 Securities Purchase Agreement

On August 9, 2017, the Company entered into a Securities Purchase Agreement dated as of August 8, 2017, with Eagle Equities, pursuant to which Eagle Equities purchased two 8% convertible redeemable junior subordinated promissory notes, each in the principal amount of $200,000. The first note (the “August 2017 Eagle Note”) was funded with cash and the second note (the “August 2017 Eagle Back-End Note”) was initially paid for by an offsetting promissory note issued by Eagle Equities to the Company (the “August 2017 Eagle Note Receivable”). The terms of the August 2017 Eagle Back-End Note require cash funding prior to any conversion thereunder. The August 2017 Eagle Note Receivable is due August 8, 2018, unless certain conditions are not met, in which case both the August 2017 Eagle Back-End Note and the August 2017 Eagle Note Receivable may both be cancelled. Both the August 2017 Eagle Note and the August 2017 Eagle Back-End Note have a maturity date one year from the date of issuance upon which any outstanding principal and interest is due and payable. The outstanding principal amounts plus accrued interest under both the August 2017 Eagle Note and the August 2017 Eagle Back-End Note are convertible into common stock of the Company at a conversion price equal to 60% of the lowest closing bid price of the common stock for the ten trading days prior to the conversion, subject to adjustment in certain events. On September 14, 2017, the Company received payment of the August 2017 Eagle Note Receivable in the amount of $200,000 that offset the August 2017 Eagle Back-End Note. Proceeds from the August 2017 Eagle Note Receivable of $10,000 were paid directly to legal fees resulting in net cash proceeds of $190,000 received by the Company. As a result, the August 2017 Eagle Back-End Note is now convertible. The August 2017 Eagle Note and the August 2017 Eagle Back-End Note are treated as stock settled debt under ASC 480 and accordingly the Company recorded a put premium of $133,333 as each of the notes were funded. The Company has recorded $6,661 of accrued interest as of June 30, 2018 for the August 2017 Eagle Note and total principal outstanding as of June 30, 2018 under the August 2017 Eagle Note was $80,000 as $120,000 was converted during the year ended June 30, 2018 (see Note 8 – Stockholders’ Deficit). The Company has recorded $12,712 of accrued interest as of June 30, 2018 for the August 2017 Eagle Back-End Note and total principal outstanding as of June 30, 2018 under the August 2017 Eagle Back-End Note was $200,000.

The August 2017 Eagle Back-End Note may not be prepaid by the Company.

Upon an event of default, principal and accrued interest will become immediately due and payable under the notes. Additionally, upon an event of default, both notes will accrue interest at a default interest rate of 24% per annum or the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

October 25, 2017 Securities Purchase Agreement

On November 3, 2017, the Company entered into a Securities Purchase Agreement dated as of October 25, 2017, with Eagle Equities, pursuant to which Eagle Equities purchased two 8% convertible redeemable junior subordinated promissory notes, each in the principal amount of $200,000. The first note (the “October 2017 Eagle Note”) was funded with cash and the second note (the “October 2017 Eagle Back-End Note”) was initially paid for by an offsetting promissory note issued by Eagle Equities to the Company (the “October 2017 Eagle Note Receivable”). The terms of the October 2017 Eagle Back-End Note require cash funding prior to any conversion thereunder. The October 2017 Eagle Note Receivable is due June 25, 2018, unless certain conditions are not met, in which case both the October 2017 Eagle Back-End Note and the October 2017 Eagle Note Receivable may both be cancelled. Both the October 2017 Eagle Note and the October 2017 Eagle Back-End Note have a maturity date one year from the date of issuance upon which any outstanding principal and interest is due and payable. The amounts cash funded plus accrued interest under both the October 2017 Eagle Note and the October 2017 Eagle Back-End Note are convertible into common stock, par value $0.001 of the Company at a conversion price equal to 60% of the lowest closing bid price of the common stock for the ten trading days prior to the conversion, subject to adjustment in certain events. On December 6, 2017, the Company received payment of the October 2017 Eagle Note Receivable in the amount of $200,000 that offset the October 2017 Eagle Back-End Note. Proceeds from the October 2017 Eagle Note Receivable of $10,000 were paid directly to legal fees resulting in net cash proceeds of $190,000 received by the Company. As a result, the October 2017 Eagle Back-End Note is now convertible. The October 2017 Eagle Note and the October 2017 Eagle Back-End Note are treated as stock settled debt under ASC 480 and accordingly the Company recorded a put premium of $133,333 as each of the notes were funded. The Company has recorded $10,608 of accrued interest as of June 30, 2018 for the October 2017 Eagle Note and total principal outstanding as of June 30, 2018 under the October 2017 Eagle Note was $200,000. The Company has recorded $9,074 of accrued interest as of June 30, 2018 for the October 2017 Eagle Back-End Note and total principal outstanding as of June 30, 2018 under the October 2017 Eagle Back-End Note was $200,000.

The October 2017 Eagle Back-End Note may not be prepaid by the Company.

Upon an event of default, principal and accrued interest will become immediately due and payable under the notes. Additionally, upon an event of default, both notes will accrue interest at a default interest rate of 24% per annum or the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

December 29, 2017 Securities Purchase Agreement

The Company entered into an executory contract on December 29, 2017, whereby the Company entered into a securities purchase agreement with Eagle Equities, pursuant to which Eagle Equities purchased a convertible promissory note (the “December 2017 Eagle Note”) from the Company in the aggregate principal amount of $532,435, with principal and the interest thereon convertible into shares of the Company’s common stock at the option of Eagle Equities at any time. The transactions closed on January 2, 2018.

The December 2017 Eagle Note contains an original issue discount of $25,354 such that the purchase price was $507,081. The maturity date of the December 2017 Eagle Note is December 29, 2018. The December 2017 Eagle Note bears interest at a rate of 8% per annum, which interest shall be paid by the Company to Eagle Equities in shares of the Company’s common stock upon receipt of a notice of conversion by the Company from Eagle Equities at any time. The Company has recorded $21,006 of accrued interest as of June 30, 2018 for the December 2017 Eagle Note and total principal outstanding as of June 30, 2018 under the December 2017 Eagle Note was $532,435.

Eagle Equities has the option to convert all or any amount of the principal face amount of the December 2017 Eagle Note, at any time, for shares of the Company’s common stock at a price equal to 60% of the lowest closing bid price of the Company’s common stock as reported on the OTC Markets quotation system for the ten prior trading days, including the day upon which the Company receives a notice of conversion from Eagle Equities. The note is treated as stock settled debt under ASC 480 and accordingly the Company recorded a $354,956 put premium.

The Company used all of the proceeds from the December 2017 Eagle Note to pay off the remainder of its outstanding debt owed to Delafield, an affiliate of Magna Invests, as previously disclosed.

June 14, 2018 Securities Purchase Agreement

Effective June 14, 2018, the Company entered into a securities purchase agreement with Eagle Equities, pursuant to which Eagle Equities purchased a convertible promissory note (the “June 2018 Eagle Note”) from the Company in the aggregate principal amount of $105,000.00, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Eagle Equities any time after the six-month anniversary of the June 2018 Eagle Note. The transactions contemplated by the Purchase Agreement closed on June 19, 2018. Pursuant to the terms of the Purchase Agreement, Eagle Equities deducted $5,000.00 from the principal payment due under the June 2018 Eagle Note, at the time of closing, to be applied to its legal expenses.

The maturity date of the June 2018 Eagle Note is June 14, 2019. The June 2018 Eagle Note bears interest at a rate of 8% per annum, which interest shall be paid by the Company to Eagle Equities in shares of the Company’s common stock upon receipt of a notice of conversion by the Company from Eagle Equities at any time after the six-month anniversary of the June 2018 Eagle Note.

Additionally, Eagle Equities has the option to convert all or any amount of the principal face amount of the June 2018 Eagle Note, at any time, for shares of the Company’s common stock at a price equal to 60% of the lowest closing bid price of the Company’s common stock as reported on the OTC quotation system for the ten prior trading days, including the day upon which the Company receives a notice of conversion from Eagle Equities. However, in the event that the Company’s common stock is restricted by the Depository Trust Company (“DTC”) for any reason, the Conversion Price shall be lowered to 50% of the lowest closing bid price for the duration of such restriction. If the Company fails to maintain a reserve of shares of its common stock at least four times the number of shares issuable upon conversion of the Note for at least 60 days after the issuance of the Note, the conversion discount shall be increased by 10%. Notwithstanding the foregoing, Eagle Equities shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Eagle Equities and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock. The June 2018 Eagle Note is treated as stock settled debt under ASC 480 and accordingly, the Company recorded a $70,000 put premium. The Company has recorded $368 of accrued interest and the total principal outstanding under the June 2018 Eagle Note was $150,000 as of June 30, 2018.

The June 2018 Eagle Note may be prepaid by the Company with certain penalties until December 11, 2018.

Upon an event of default, principal and accrued interest will become immediately payable under the note. Interest on the outstanding principal shall accrue at a default interest rate of 24% per annum or at the highest rate permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

The total principal amount outstanding under the above Eagle Equities finance agreements, specifically the December 12, 2016, December 21, 2016, January 27, 2017, the March 1, 2017, the August 9, 2017, October 25, 2017, December 29, 2017, and the June 14, 2018 agreements was $1,867,935 as of June 30, 2018 and accrued interest totaled $107,726.

GS Capital Financing Agreements

May 26, 2017 Securities Purchase Agreement

On May 26, 2017, the Company entered into a Securities Purchase Agreement with GS Capital Partners, LLC (“GS Capital”), dated as of May 17, 2017, pursuant to which GS Capital purchased an 8% convertible redeemable junior subordinated promissory note of the Company in the principal amount of $160,000. The note matured on May 26, 2018, upon which any outstanding principal and interest is due and payable. The note may be prepaid with certain penalties within 180 days of issuance. The amounts funded plus accrued interest are convertible at any time after 180 days into common stock at a conversion price equal to 62% of the lowest closing bid price of the Company’s common stock for the ten trading days prior to the conversion, including the date upon which the conversion notice was received by the Company, subject to adjustment in certain events. The note is treated as stock settled debt under ASC 480 and accordingly the Company recorded a $98,065 put premium. As of June 30, 2018, the outstanding principal under the note along with $7,499 of accrued interest was fully converted (see Note 8 – Stockholders’ Deficit) and the repayment resulted in a full reduction of the put premium.

July 24, 2017 Securities Purchase Agreement

On July 24, 2017, the Company entered into a Securities Purchase Agreement with GS Capital, pursuant to which GS Capital purchased two 8% convertible redeemable junior subordinated promissory notes, each in the principal amount of $160,000. The first note (the “July 2017 GS Note”) was funded with cash and the second note (the “July 2017 GS Back-End Note”) was initially paid for by an offsetting promissory note issued by GS Capital to the Company (the “July 2017 GS Note Receivable”). The terms of the July 2017 GS Back-End Note required cash funding prior to any conversion thereunder. The July 2017 GS Note Receivable was due March 24, 2018, unless certain conditions were not met, in which case both the July 2017 GS Back-End Note and the July 2017 GS Note Receivable may both be cancelled. Both the July 2017 GS Note and the July 2017 GS Back-End Note matured on July 24, 2018 upon which any outstanding principal and interest is due and payable. The amounts cash funded plus accrued interest under both the July 2017 GS Note and the July 2017 GS Back-End Note are convertible into common stock of the Company at a conversion price equal to 62% of the lowest closing bid price of the common stock for the ten trading days prior to the conversion, subject to adjustment in certain events. On January 25, 2018, the Company received payment of the July 2017 GS Note Receivable in the amount of $160,000 that offset the July 2017 GS Back-End Note. Proceeds from the July 2017 GS Note Receivable of $8,000 were paid directly to legal fees resulting in net cash proceeds of $152,000 received by the Company. As a result, the July 2017 GS Back-End Note is now convertible. The July 2017 GS Note and the July 2017 GS Back-End Note are treated as stock settled debt under ASC 480 and accordingly the Company recorded a $98,065 put premium as each of the notes was funded. As of June 30, 2018, the outstanding principal under the July 2017 Eagle Note and $8,169 of accrued interest was fully converted into shares of the Company’s common stock (see Note 8 – Stockholders’ Deficit) and the repayment resulted in the full reduction of the put premium. The Company has recorded $1,169 of accrued interest as of June 30, 2018 for the July 2017 GS Back-End Note. Total principal outstanding under the July 2017 GS Back-End Note as of June 30, 2018 was $35,000. As of the date of filing of this Annual Report the remaining balance of the July 2017 GS Back-End Note along with accrued interest of $1,281 was fully converted.

September 21, 2017 Securities Purchase Agreement

On September 21, 2017, the Company entered into Securities Purchase Agreements, with GS Capital, dated as of September 12, 2017, pursuant to which GS Capital purchased two 8% convertible redeemable junior subordinated promissory notes, each in the principal amount of $160,000. The first note (the “September 2017 GS Note”) was funded with cash and the second note (the “September 2017 GS Back-End Note”) was initially paid for by an offsetting promissory note issued by GS Capital to the Company (the “September 2017 GS Note Receivable”). The terms of the September 2017 GS Back-End Note require cash funding prior to any conversion thereunder. The September 2017 GS Note Receivable was due March 24, 2018, unless certain conditions are not met, in which case both the September 2017 GS Back-End Note and the September 2017 GS Note Receivable may both be cancelled. Both the September 2017 GS Note and the September 2017 GS Back-End Note matured on September 12, 2018, upon which any outstanding principal and interest is due and payable. The amounts cash funded plus accrued interest under both the September 2017 GS Note and the September 2017 GS Back-End Note are convertible into common stock of the Company at a conversion price equal to 62% of the lowest closing bid price of the common stock for the ten trading days prior to the conversion, subject to adjustment in certain events. On February 27, 2018, the Company received payment of the September 2017 GS Note Receivable in the amount of $160,000 that offset the September 2017 GS Back-End Note. Proceeds from the September 2017 GS Note Receivable of $8,000 were paid directly to legal fees resulting in net cash proceeds of $152,000 received by the Company. As a result, the September 2017 GS Back-End Note is now convertible. The September 2017 GS Note and the September 2017 GS Back-End Note are treated as stock settled debt under ASC 480 and accordingly the Company recorded a $98,065 put premium as each of the notes was funded. The Company has recorded $8,833 of accrued interest as of June 30, 2018 for the September 2017 GS Note. Total principal outstanding under the September 2017 GS Note as of June 30, 2018 was $130,000, as $30,000 was converted during the year ended June 30, 2018 (see Note 8 – Stockholders’ Deficit). The Company has recorded $4,313 of accrued interest as of June 30, 2018 for the September 2017 GS Back-End Note. Total principal outstanding under the September 2017 GS Back-End Note as of June 30, 2018 was $160,000.

The September 2017 GS Back-End Note may not be prepaid by the Company.

Upon an event of default, principal and accrued interest will become immediately due and payable under the notes. Additionally, upon an event of default, both notes will accrue interest at a default interest rate of 24% per annum or the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

March 23, 2018 Securities Purchase Agreement

On March 23, 2018, the Company entered into a securities purchase agreement with GS Capital, pursuant to which GS Capital purchased two 8% convertible redeemable junior subordinated promissory notes of the Company, each in the principal amount of $106,000. The first note (the “March 2018 GS Note”) was funded with cash and the second note (the “March 2018 GS Back-End Note”) was initially paid for by an offsetting promissory note issued by GS Capital to the Company (the “March 2018 GS Note Receivable”). The terms of the March 2018 GS Back-End Note require cash funding prior to any conversion thereunder. The March 2018 GS Note Receivable is due November 23, 2018, unless certain conditions are not met, in which case both the March 2018 GS Back-End Note and the March 2018 GS Note Receivable may both be cancelled. Both the March 2018 GS Note and the March 2018 GS Back-End Note mature on March 23, 2019, upon which any outstanding principal and interest is due and payable. The amounts cash funded plus accrued interest under both the March 2018 GS Note and the March 2018 GS Back-End Note are convertible into shares of common stock of the Company at a conversion price equal to 62% of the lowest closing bid price of the common stock for the ten trading days prior to the conversion, subject to adjustment in certain events. On May 31, 2018, the Company received payment of the March 2018 GS Note Receivable in the amount of $106,000 that offset the March 2018 GS Back-End Note. Proceeds from the March 2018 GS Note Receivable of $5,300 were paid directly to legal fees resulting in net cash proceeds of $100,700 received by the Company. As a result, the March 2018 GS Back-End Note is now convertible. The March 2018 GS Note and the March 2018 GS Back-End Note are treated as stock settled debt under ASC 480 and accordingly the Company recorded a $64,968 put premium as each of the notes was funded. The Company has recorded $2,300 of accrued interest as of June 30, 2018 for the March 2018 GS Note. Total principal outstanding under the March 2018 GS Note as of June 30, 2018 was $106,000. The Company has recorded $697 of accrued interest as of June 30, 2017 for the March 2018 GS Back-End Note. Total principal outstanding under the March 2018 GS Back-End Note as of June 30, 2018 was $106,000.

The March 2018 GS Note may be prepaid by the Company with certain penalties within 180 days of issuance. The March 2018 GS Back-End Note may not be prepaid by the Company.

Upon an event of default, principal and accrued interest will become immediately due and payable under the notes. Additionally, upon an event of default, both notes will accrue interest at a default interest rate of 24% per annum or the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

April 13, 2018 Securities Purchase Agreement

On April 13, 2018, the Company entered into a securities purchase agreement with GS Capital, pursuant to which GS Capital purchased two 8% unsecured convertible promissory notes (the “April 2018 GS Notes”) from the Company each in the principal amount of $150,000. The first note (the “April 2018 GS Note”) was funded with cash and the second note (the “April 2018 GS Back-End Note”) was initially paid for by an offsetting promissory note issued by GS Capital to the Company (the “April 2018 GS Note Receivable”). The terms of the April 2018 Back-End Note require cash funding prior to any conversion thereunder.

Both the April 2018 GS Note and the April 2018 GS Back-End Note mature on April 13, 2019, upon which any outstanding principal and interest thereon is due and payable. The amounts cash funded plus accrued interest under both the April 2018 GS Note and the April 2018 GS Back-End Note are convertibles into shares of the Company’s common stock, at any time after October 13, 2018, at a conversion price for each share of common stock equal to 61% of the lowest closing bid price of the Company’s common stock for the ten prior trading days including the day upon which a notice of conversion is received by the Company from GS Capital, subject to adjustment in certain events. The April 2018 GS Note is treated as stock settled debt under ASC 480 and accordingly the Company recorded a $95,902 put premium. The Company has recorded $2,564 of accrued interest as of June 30, 2018 for the April 2018 GS Note. Total principal outstanding under the April 2018 GS Note as of June 30, 2018 was $150,000.

The April 2018 GS Note may be prepaid until 180 days from the issuance date with certain penalties. The April 2018 GS Back-End Note may not be prepaid. However, in the event that the April 2018 GS Back-End Note has not been cash paid and the April 2018 GS Note is redeemed within the first six months of issuance, the April 2018 GS Back-End Note will be deemed cancelled and of no further effect. The April 2018 GS Back-End Note is not convertible until it is funded in cash on or before December 13, 2018, subject to certain restrictions. The Company has reserved 7,684,000 shares of its common stock for conversions under the April 2018 GS Note.

The April 2018 GS Notes contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 24% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

The total principal amount outstanding under the above GS Capital finance agreements, specifically the May 26, 2017, July 24, 2017, September 21, 2017, the March 23, 2018 and the April 13, 2018 agreements, was $687,000 as of June 30, 2018 and accrued interest thereunder totaled $19,877.

Regal Consulting Agreements

November 2016 Consulting Agreement

On November 18, 2016 (the “Effective Date”), the Company entered into a consulting agreement with Regal Consulting, LLC (the “Consultant”) for strategic and business advisory services. As compensation for services rendered, the Company issued Consultant two fully earned $250,000 convertible junior subordinated promissory notes. Both notes have a two-year maturity date and interest of 10% per annum. Both notes are junior and subordinate in all respects to the existing debt of the Company. These notes may not be prepaid without the written consent of the Consultant.

The Company issued the first $250,000 convertible note on November 18, 2016. This note is convertible at a conversion price of the lesser of $2.50 or 65% of the average of the three lowest 10 trading days prior to the conversion. An aggregate total of $255,757 of this note was bifurcated with the embedded conversion option recorded as a derivative liability at fair value. During the year ended June 30, 2017, $27,500 of principal and accrued interest of $1,664 was converted into shares of the Company’s common stock. As of June 30, 2018, the outstanding principal balance of the note along with $19,639 of accrued interest was converted into shares of the Company’s common stock (See Note 8 – Stockholders’ Deficit).

The Company issued the second $250,000 convertible note on February 16, 2017. This note is convertible at a conversion price of the lesser of $2.50 or 65% of the average of the three lowest 10 trading days prior to the conversion. An aggregate total of $409,416 of this note was bifurcated with the embedded conversion option recorded as a derivative liability at fair value. As of June 30, 2018, the outstanding principal balance of the note along with $31,021 of accrued interest was converted into shares of the Company’s common stock (see Note 8 – Stockholders’ Deficit).

August 10, 2017 Consulting Agreement

On August 10, 2017, the Company entered into an agreement, retroactive to May 16, 2017, with the Consultant, pursuant to which the Consultant agreed to provide certain consulting and business advisory services in exchange for a $310,000 junior subordinated convertible note. The note accrues interest at a rate of 10% per annum and is convertible into common stock at the lesser of $1.50 or 65% of the three lowest trades in the ten trading days prior to the conversion. The note was fully earned upon signing the agreement and matures on August 10, 2019. This note may not be prepaid without the written consent of the Consultant. The Company accrued $155,000 related to this expense at June 30, 2017 and recorded the remaining $155,000 related to this expense in fiscal 2018. Upon an event of default, principal and accrued interest will become immediately due and payable under the Consulting Note. Additionally, upon an event of default the note would accrue interest at a default interest rate of 18% per annum or the highest rate of interest permitted by law. The agreement had a three-month term and expired on August 16, 2017. An aggregate total of $578,212 of this note was bifurcated with the embedded conversion option recorded as a derivative liability at fair value (See Note 12 - Derivative Financial Instruments and Fair Value Measurements). During the year ended June 30, 2018, the consultant converted $140,000 of principal and $10,764 of interest (see Note 8 – Stockholders’ Deficit) such that the remaining principal outstanding and accrued interest under this note as of June 30, 2018 was $170,000 and $14,335, respectively.

Power Up Lending Group Finance Agreements

January 22, 2018 Securities Purchase Agreement

Effective January 22, 2018, the Company entered into a securities purchase agreement with Power Up Lending Group Ltd. (“Power Up”), pursuant to which Power Up purchased a convertible promissory note (the “January 2018 Power Up Note”) from the Company in the aggregate principal amount of $153,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Power Up. The transaction closed on January 25, 2018 and the Company received payment on January 29, 2018 in the amount of $153,000, of which $2,500 was paid directly toward legal fees and $500 to Power Up for due diligence fees resulting in net cash proceeds of $150,000.

The maturity date of the January 2018 Power Up Note is January 22, 2019. The January 2018 Power Up Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to Power Up in shares of the Company’s common stock, but shall not be payable until the January 2018 Power Up Note becomes payable, whether at the maturity date or upon acceleration or by prepayment. An aggregate total of $180,251 of this note was bifurcated with the embedded conversion option recorded as a derivative liability at fair value (See Note 12 – Derivative Financial Instruments and Fair Value Measurements).

Additionally, Power Up has the option to convert all or any amount of the principal face amount of the January 2018 Power Up Note, starting on July 21, 2018 and ending on the later of the maturity date and the date the Default Amount, which is an amount equal to 150% of an amount equal to the then outstanding principal amount of the January 2018 Power Up Note plus any interest accrued, is paid if an event of default occurs, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the January 2018 Power Up Note shall be $0.065, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $0.10, the conversion price shall be the greater of 65% of the Market Price (“Variable Conversion Price”) and $0.065. In the event Market Price is less than $0.10, the conversion price shall be the Variable Conversion Price. As defined in the January 2018 Power Up Note, the “Market Price” shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the “pink sheets” during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock.

The January 2018 Power Up Note may be prepaid by the Company within 180 days of issuance with certain penalties.

The Company has recorded $5,332 of accrued interest as of June 30, 2018 for the January 2018 Power Up Note. Total principal outstanding under the January 2018 Power Up Note as of June 30, 2018 was $153,000.

March 5, 2018 Securities Purchase Agreement

On March 5, 2018, the Company entered into a securities purchase agreement with Power Up, pursuant to which Power Up purchased a convertible promissory note (the “March 2018 Power Up Note”) from the Company in the aggregate principal amount of $53,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Power Up. The Company received payment on March 12, 2018 in the amount of $53,000, of which $2,500 was paid directly toward legal fees and $500 to Power Up for due diligence fees resulting in net cash proceeds of $50,000.

The maturity date of the March 2018 Power Up Note is March 5, 2019. The March 2018 Power Up Note shall bear interest at a rate of 8% per annum, which interest may be paid by the Company to Power Up in shares of the Company’s common stock, but shall not be payable until the March 2018 Power Up Note becomes payable, whether at the maturity date or upon acceleration or by prepayment. An aggregate total of $65,231 of this note was bifurcated with the embedded conversion option recorded as a derivative liability at fair value (See Note 12 - Derivative Financial Instruments and Fair Value Measurements).

Additionally, Power Up has the option to convert all or any amount of the principal face amount of the March 2018 Power Up Note, starting on September 1, 2018 and ending on the later of the maturity date and the date the Default Amount, which is an amount equal to 150% of an amount equal to the then outstanding principal amount of the March 2018 Power Up Note plus any interest accrued, is paid if an event of default occurs, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the March 2018 Power Up Note shall be $0.065, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $0.10, the conversion price shall be the greater of 65% of the Market Price (the “Variable Conversion Price”) and $0.065. In the event Market Price is less than $0.10, the conversion price shall be the Variable Conversion Price. As defined in the March 2018 Power Up Note, the “Market Price” shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the “pink sheets” during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock.

The March 2018 Power Up Note may be prepaid by the Company within 180 days of issuance with certain penalties.

The Company has recorded $1,359 of accrued interest as of June 30, 2018 for the March 2018 Power Up Note. Total principal outstanding under the March 2018 Power Up Note as of June 30, 2018 was $53,000.

May 15, 2018 Securities Purchase Agreement

On May 15, 2018, the Company entered into a securities purchase agreement with Power Up, pursuant to which Power Up purchased a convertible promissory note (the “May 2018 Power Up Note”) from the Company in the aggregate principal amount of $53,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Power Up. The Company received payment on May 18, 2018 in the amount of $53,000, of which $2,500 was paid directly toward legal fees and $500 to Power Up for due diligence fees resulting in net cash proceeds of $50,000.

The maturity date of the May 2018 Power Up Note is May 5, 2019. The May 2018 Power Up Note shall bear interest at a rate of 8% per annum, which interest may be paid by the Company to Power Up in shares of common stock, but shall not be payable until the May 2018 Power Up Note becomes payable, whether at the maturity date or upon acceleration or by prepayment. An aggregate total of $33,744 of this note was bifurcated with the embedded conversion option recorded as a derivative liability at fair value (See Note 12 Derivative Financial Instruments and Fair Value Measurements).

Additionally, Power Up has the option to convert all or any amount of the principal face amount of the May 2018 Power Up Note, starting on November 11, 2018 and ending on the later of the maturity date and the date the Default Amount, which is an amount equal to 150% of an amount equal to the then outstanding principal amount of the May 2018 Power Up Note plus any interest accrued, is paid if an event of default occurs, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the May 2018 Power Up Note shall be $0.065, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $0.10, the conversion price shall be the greater of 65% of the Market Price (“Variable Conversion Price”) and $0.065. In the event Market Price is less than $0.10, the conversion price shall be the Variable Conversion Price. As defined in the May 2018 Power Up Note, the “Market Price” shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the “pink sheets” during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock.

The May 2018 Power Up Note may be prepaid by the Company within 180 days of issuance with certain penalties.

The Company has recorded $174 of accrued interest as of June 30, 2018 for the May 2018 Power Up Note. Total principal outstanding under the May 2018 Power Up Note as of June 30, 2018 was $53,000.

JSJ Investments, Inc. Finance Agreement

Effective June 26, 2018, the Company issued a convertible promissory note (the “June 2018 JSJ Note”) to JSJ Investments, Inc. (“JSJ”) in the aggregate principal amount of $113,000, with principal and the interest thereon convertible into shares of the Company’s common stock at the option of JSJ any time after 180 days of issuance. At the time of closing on June 27, 2018, JSJ deducted $3,000 from the principal payment due under the June 2018 JSJ Note to be applied to its legal expenses, such that the Company received aggregate net proceeds of $110,000 at closing.

The maturity date of the June 2018 JSJ Note is June 26, 2019, unless extended for up to one year at JSJ’s discretion (the “Maturity Date”). The June 2018 JSJ Note bears interest at a rate of 8% per annum, and after the maturity date shall compound quarterly.

Additionally, JSJ has the option to convert all or any amount of the principal face amount of the June 2018 JSJ Note, at any time beginning December 23, 2018, for shares of the Company’s common stock at a price equal to 65% of the lowest closing bid price (the “Closing Bid Price”) of the Company’s common stock as reported on the OTC Markets quotation system for the ten prior trading days, including the day upon which the Company receives a notice of conversion from JSJ (the “Conversion Price’). However, in the event that the Company’s common stock is restricted by the DTC for any reason, the Conversion Price shall be lowered to 50% of the lowest Closing Bid Price for the duration of such restriction. Notwithstanding the foregoing, JSJ shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by JSJ and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock. The June 2018 JSJ Note is treated as stock settled debt under ASC 480 and accordingly the Company recorded a $60,846 put premium.

The June 2018 JSJ Note may be prepaid until December 23, 2018. If the June 2018 JSJ Note is prepaid within 90 days of the issuance date, then the prepayment premium shall be 135% of the face amount plus any accrued interest; if the JSJ Note is prepaid after 90 days from the issuance date, but prior to 121 days from the issuance date, then the prepayment premium shall be 140% of the face amount plus any accrued interest; and if the June 2018 JSJ Note is prepaid after 120 days from the issuance date, but prior to 180 days from the issuance date, then the prepayment premium shall be 145% of the face amount plus any accrued interest.

The Company shall at all times reserve a minimum of four times the number of shares required if all outstanding principal, and interest under the June 2018 JSJ Note would be fully converted, and JSJ may reasonably request increases from time to time to reserve share amounts.

The June 2018 JSJ Note contains certain events of default, including failure to timely issue shares upon receipt of a notice of conversion, failure to give at least 20 days notice of a reverse split, and failure to file all reports required to be filed by it with the SEC or the OTC Markets to remain a “Current Information” designated company, as well as certain customary events of default, including, among others, a breach of the covenants, insolvency, bankruptcy and failure by the Company to pay the principal and interest due under the June 2018 JSJ Note.

Upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 18% per annum or at the highest rate permitted by law. Amounts due under the June 2018 JSJ Note in the event of a default shall be based on the value of the underlying conversion shares and calculated off of the highest price of the Company’s common stock at any time between June 26, 2018 and the date of the event of default. In addition, for the first three occurrences of an event of default, the conversion discount shall be increased by 5% for each occurrence of a default.

The Company has recorded $124 of accrued interest as of June 30, 2018 for the June 2018 JSJ Note. Total principal outstanding under the June 2018 JSJ Note as of June 30, 2018 was $113,000.

The Company recorded $543,744 and $650,000 of debt discounts related to the above note issuances during the years ended June 30, 2018 and 2017, respectively. The debt discounts are being amortized over the term of the debt. Amortization of all debt discounts for the years ended June 30, 2018 and 2017 was $853,459 and $1,958,515, respectively.

See Note 13- Subsequent Events for information about financings since the conclusion of the fiscal year.